CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (USD $) In Thousands	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Retained Earnings Substantially Restricted [Member]	Accumulated Other Comprehensive Income (loss) [Member]
Balance at Jun. 30, 2010	$ 27,795	$ 38	$ 21,415	$ (26,690)	$ 35,270	$ (2,238)
Net Income	1,226				1,226
Net current-period other comprehensive income (loss)	411					411
Expense of stock options awarded	22		22
Cash dividends declared	(576)				(576)
Balance at Jun. 30, 2011	28,878	38	21,437	(26,690)	35,920	(1,827)
Net Income	1,402				1,402
Net current-period other comprehensive income (loss)	442					442
Expense of stock options awarded	21		21
Cash dividends declared	(330)				(330)
Balance at Jun. 30, 2012	30,413	38	21,458	(26,690)	36,992	(1,385)
Net Income	1,080				1,080
Net current-period other comprehensive income (loss)	643					643
Expense of stock options awarded	20		20
Cash dividends declared	(328)				(328)
Balance at Jun. 30, 2013	$ 31,828	$ 38	$ 21,478	$ (26,690)	$ 37,744	$ (742)